Share capital (Tables)	6 Months Ended
Dec. 31, 2020
Share capital.
Schedule of share capital

	Number of	Ordinary
	shares	shares
	(thousands)	£’000
At 1 July 2019	164,571	53
Employee share-based compensation awards – issue of shares	2	—
At 31 December 2019	164,573	53
Employee share-based compensation awards – issue of shares	49	—
At 30 June 2020	164,622	53
Employee share-based compensation awards – issue of shares	—	—
At 31 December 2020	164,622	53